Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current Assets
Cash and cash equivalents	$ 413,532	$ 308,322
Marketable securities	4,027	7,432
Trade and other receivables	128,943	124,647
Related party receivables	8,532	19,292
Inventories	136,997	135,161
Voyages in progress	100,225	110,061
Prepaid expenses and accrued income	14,457	15,753
Derivative instruments	1,997	0
Other current assets	17,303	7,258
Total current assets	826,013	727,926
Non-current assets
Vessels and equipment	5,246,697	4,633,169
Right-of-use assets	1,435	2,236
Goodwill	112,452	112,452
Derivative instruments	22,422	39,117
Investment in associated companies	11,788	12,386
Prepaid consideration	0	349,151
Other non-current assets	0	6,329
Total assets	6,220,807	5,882,766
Current liabilities
Short-term debt and current portion of long-term debt	460,318	261,999
Current portion of obligations under leases	1,153	1,104
Related party payables	35,370	47,719
Trade and other payables	98,812	98,232
Total current liabilities	595,653	409,054
Non-current liabilities
Long-term debt	3,284,070	3,194,464
Obligations under leases	451	1,430
Other non-current payables	452	472
Total liabilities	3,880,626	3,605,420
Equity
Share capital	222,623	222,623
Additional paid in capital	604,687	604,687
Contributed surplus	1,004,094	1,004,094
Accumulated other reserves	1,782	415
Retained earnings	507,467	445,999
Total equity attributable to the shareholders of the Company	2,340,653	2,277,818
Non-controlling interest	(472)	(472)
Total equity	2,340,181	2,277,346
Total liabilities and equity	$ 6,220,807	$ 5,882,766